Supplement to the John Hancock Income Funds Prospectus
                               dated March 1, 2002


On page 4, the "Portfolio Managers" section for the John Hancock Bond Fund has been changed as follows:


         PORTFOLIO MANAGERS

         Barry H. Evans, CFA
         -------------------

         Senior vice president
         Joined fund team in 2002
         Joined advisers in 1986
         Began business career in 1986

         Howard C. Greene, CFA
         ---------------------

         Senior vice president of adviser
         Joined team in 2002
         Joined adviser in 2002
         Vice president, Sun Life Financial Services
          Company of Canada (1987-2002)
         Began business career in 1979

         Benjamin A. Matthews
         --------------------

         Vice president of adviser
         Joined team in 1995
         Joined adviser in 1995
         Began business career in 1970




September 1, 2002